Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Billions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Valuation Allowance [Line Items]
Roll Forward, Deferred Tax Assets, Valuation Allowance	$ 1.9	$ 1.4	$ 1.7
Charges to Tax Expense	0.6	(0.1)	(0.3)
Changes Due to TFCF Acquisition	(0.1)	0.6	0.0
Roll Forward, Deferred Tax Assets, Valuation Allowance	$ 2.4	$ 1.9	$ 1.4